UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007


Check here if Amendment [ ]; Amendment Number: ______
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Westchester Capital Management, Inc.
Address:    801 N. 96th Street
            Omaha, NE 68114


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Cindy L Christensen
Title:      Executive VP & COO
Phone:      (402) 392-2418

Signature, Place, and Date of Signing:

/s/Cindy L Christensen                Omaha, NE                  August 13, 2007
      [Signature]                   [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                            Name


28-_____________________________                ________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           73

Form 13F Information Table Value Total:                        $112,603
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

     No. Form 13F File Number Name

     __________     28-_____________________            ________________________

     [Repeat as necessary.]

                                            TITLE                   SHRS OR    VALUE   INVESTMENT   OTHER      VOTING AUTHORITY
                   NAME OF ISSUER          OF CLASS       CUSIP     PRN AMT  (x$1000)  DISCRETION  MANAGERS  SOLE   SHARED   NONE
3M Company                                 common stock  88579Y101   59725    5184
AT&T                                       common stock  00206R102    1000      42        Y                   X
Alcatel-Lucent                             common stock  013904305     154       2        Y                   X
American Express                           common stock  025816109    3100     190        Y                   X
American International Group               common stock  026874107    1320      92        Y                   X
Amgen Inc.                                 common stock  031162100    1352      75        Y                   X
Anadarko Petroleum Corporation             common stock  032511107   99613    5179        Y                   X
Anheuser-Busch Incorporated                common stock  035229103   57508    3000        Y                   X
Apartment Investment and Management Co.    common stock  03748R101     341      17        Y                   X
BP PLC                                     common stock  055622104   55275    3988        Y                   X
Baker Hughes Inc.                          common stock  057224107     400      34        Y                   X
Becton Dickinson & Company                 common stock  075887109     100       7        Y                   X
Berkshire Hathaway Class A                 common stock  084670108       1     109        Y                   X
Berkshire Hathaway Class B                 common stock  084670207    1114    4016        Y                   X
Bristol-Myers Company                      common stock  110122108   84915    2680        Y                   X
CVS Caremark                               common stock  126650100  157973    5758        Y                   X
Casey's General Stores                     common stock  147528103     500      14        Y                   X
Caterpillar Inc.                           common stock  149123101   73147    5727        Y                   X
Chevron Corporation                        common stock  166764100    1779     150        Y                   X
Cisco System Inc.                          common stock  17275R102    1350      38        Y                   X
Citigroup Inc.                             common stock  172967101    2218     114        Y                   X
Coca-Cola Company                          common stock  191216100    1877      98        Y                   X
Comcast Corporation Class A Special        common stock  20030N200    3750     105        Y                   X
ConocoPhillips                             common stock  20825C104     610      48        Y                   X
Costco Wholesale Corporate Wash            common stock  22160K105     100       6        Y                   X
DST Systems, Inc.                          common stock  233326107    1200      95        Y                   X
Deere & Company                            common stock  244199105     166      20        Y                   X
Devon Energy Corporation                   common stock  25179M103   66550    5210        Y                   X
Donaldson Company, Inc.                    common stock  257651109    1100      39        Y                   X
Dow Chemical Company                       common stock  260543103     775      34        Y                   X
EMC Corporation                            common stock  268648102    3100      56        Y                   X
Exxon Mobil Corporation                    common stock  30231G102    1212     102        Y                   X
First Data Corporation                     common stock  319963104   88261    2883        Y                   X
Gannett                                    common stock  364730101   45591    2505        Y                   X
General Electric Company                   common stock  369604103  131561    5036        Y                   X
Gentex Corporation                         common stock  371901109    4100      81        Y                   X
Honda Motor Corporation                    common stock  438128308  121225    4399        Y                   X
Intel Corporation                          common stock  458140100    1800      43        Y                   X
Johnson & Johnson                          common stock  478160104   67941    4187        Y                   X
Kimberly-Clark Corporation                 common stock  494368103   61459    4111        Y                   X
Level 3 Communications Inc.                common stock  52729N100    4950      29        Y                   X
Medtronic Inc.                             common stock  585055106     400      21        Y                   X
Mellon Financial                           common stock  58551A108   92663    4077        Y                   X
Microsoft Corporation                      common stock  594918104  159450    4699        Y                   X
Molex, Inc.                                common stock  608554101    1528      46        Y                   X
National Fuel Gas                          common stock  636180101   75828    3284        Y                   X
Omnicom Group                              common stock  681919106     300      16        Y                   X
Pepsico Inc.                               common stock  713448108    1177      76        Y                   X
Pfizer Inc.                                common stock  717081103  164299    4201        Y                   X
PowerShares Water Resource                 common stock  73935X575  250825    5247        Y                   X
Procter & Gamble                           common stock  742718109    1050      64        Y                   X
Progress Energy, Inc.                      common stock  743263105    1000      46        Y                   X
Schlumberger Limited                       common stock  806857108     620      53        Y                   X
Southern Company                           common stock  842587107    1350      46        Y                   X
Starbucks Corporation                      common stock  855244109      80       2        Y                   X
Suncor Energy, Inc.                        common stock  867229106     275      25        Y                   X
Teco Energy Inc.                           common stock  872375100    3000      52        Y                   X
Tsakos                                     common stock  G9108L108   94200    6586        Y                   X
U.S. Bancorp                               common stock  902973304  115467    3805        Y                   X
United Technologies Corporation            common stock  913017109      60       4        Y                   X
Valero Energy Corporation                  common stock  91913Y100   77200    5702        Y                   X
Verizon Wireless                           common stock  92343V104     698      29        Y                   X
Wal-Mart Stores                            common stock  931142103   93722    4509        Y                   X
Wells Fargo Company                        common stock  949746101    1000      35        Y                   X
Western Union                              common stock  959802109  204184    4253        Y                   X
Wyeth                                      common stock  983024100    1300      75        Y                   X
Yum Brands                                 common stock  988498101     540      18        Y                   X
Zimmer Holdings, Inc.                      common stock  98956P102     175      15        Y                   X
AES Trust VII 6.75%                        pref stock    00808N202   1,500      75        Y                   X
AES Trust VII 6%                           pref stock    00103V305     275      14        Y                   X
General Motors Series A 4.50%              pref stock    370442741     575      13        Y                   X
Red Oak Hereford Farms 4% Cum Convert      pref stock    756990875   2,000       0        Y                   X
Washington Mutual Income Units             pref stock    939322848     225      12        Y                   X